Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of basic earnings per share
	06.30.21	06.30.20	06.30.19
(Loss)/ profit attributable to equity holders of the Parent	(21,933)	25,668	(38,711)
Weighted average number of ordinary shares in issue (millions)	541	541	541
Basic earnings per share	(40.52)	47.43	(71.52)